PROVISION FOR POST-EMPLOYMENT BENEFITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Actuarial gain amount	$ 4,715	$ 8,543	$ 59,244